Submission	Dec. 31, 2024
Submission [Line Items]
Central Index Key	0001708646
Registrant Name	GOLDMAN SACHS PHYSICAL GOLD ETF
Registration File Number	333-263454
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Goldman Sachs Physical Gold ETF
Street 1	240 Greenwich Street
Street 2	8th Floor
City	New York
State or Country Code	New York
Zip Code	10286
Reporting FY End Date	Dec. 31, 2024